UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Item 1. Reports to Stockholders.

(a)

Adasina Social Justice All Cap Global ETF

Ticker: JSTC

Annual Report

August 31, 2022

Adasina Social Justice All Cap Global ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Adasina Social Justice All Cap Global ETF

Dear Shareholders,

In December 2020, we launched the Adasina Social Justice All Cap Global ETF (the “Fund”) as a core public equities strategy for investors with social justice values. The Fund is a highly diversified, global, all-cap portfolio that allows investors to align their investment portfolios with social justice values. The Fund uses community-sourced impact data to set the standards for how publicly-traded companies participate in gender, racial, economic, and climate justice.

The Fund is actively-managed and seeks to invest its assets in a way that substantially replicates the Adasina Social Justice Index (the “Index”). The Index is designed to support progressive movements for change and includes a global universe of public companies whose practices align with social justice values. In addition to the metrics traditionally considered for environmental, social, and governance (“ESG”) investing, the Fund screens companies based on the Adasina Social Justice Investment Criteria.

Fund Updates

Since its inception, the Fund has continued to grow in visibility and demand, resulting in continued asset growth. We are pleased to share updates on the performance and trajectory of the Fund as we look into 2023 and beyond. The information presented in this report relates to the performance period starting September 1, 2021, through August 31, 2022 (the “Current Fiscal Period”).

Over a trailing 1 year period, the Fund generated a total return of -17.06% (NAV) and -17.05% (Market). This compares to -15.81% total return of the Index, and -16.22% total return of the Dow Jones Global Index, for the same period. Deviations between market price and NAV are often primarily driven by the amount and timing of trading volume on any given day, and, as such, there may be deviations in the short-term based on that factor alone. However, the Fund is expected to have a healthy, growing, daily volume as the track record is built, so we believe that market price and NAV will converge over longer periods. We expect some deviation regardless of trading volume given that the fund holds significant foreign securities, whose markets are closed when the NAV is calculated each day domestically.

From a sector perspective, based on performance attribution to the overall portfolio, there were no positive sector contributors for the Current Fiscal Period. Information Technology, Consumer Discretionary, and Financials were the leading detractors. Further, reviewing individual stocks based on the Current Fiscal Period performance attribution to the overall portfolio, leading contributors included Bristol-Myers Squibb Company, McKesson Corporation, and W.W. Grainger, Inc. Conversely, the leading detractors included Adobe, Inc., Advanced Micro Devices, Inc., and Intuitive Surgical, Inc.

Looking Ahead

As we continue into the new fiscal year, we are excited to see the continued growth of the Fund, and to expand our partnerships with financial advisors and other investors.

Since inception, Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina”) and the Fund have secured increased visibility and industry engagement via top-tier media coverage and conference participation. Following the momentum we have established this fiscal period, we look forward to an increasing amount of assets as we enter the new year.

Beyond the Fund, Adasina also continues our larger strategy for social change. To create positive social change, we know that we need to scale our impact well beyond our own portfolio and into the broader financial ecosystem.

Adasina aims to have an impact by not only divesting from harmful industries, but by organizing other investors to join us in collectively advocating for companies to align their practices with racial, gender, economic, and climate justice movements. As we use investor mobilization and other tools to advance our goals, we look to several indicators for progress and continue to evaluate the most impactful metrics for social justice.

We deeply value our relationship with our shareholders and thank you for the assets you have entrusted to us. For any questions about the Fund, please contact your financial advisor or one of our shareholder associates at (833) 743-0080. You may also visit our website at www.adasinaetf.com or reach us via email at invest@adasina.com.

2

Adasina Social Justice All Cap Global ETF

DISCLOSURES:

Before investing, you should carefully consider the Fund’s investment objectives, risks, charges, and expenses. This and other information are in the Fund’s prospectus. The Fund’s prospectus may be obtained by clicking https://www.adasinaetf.com/. Please read the prospectus carefully before you invest.

Past performance does not guarantee future results.

A fund’s net asset value (“NAV”) per share is the sum of all its assets, less any liabilities, divided by the number of shares outstanding. The market price is the most recent price at which the fund was traded.

As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate the Fund’s NAV per share, but the market price may sometimes be higher or lower than the NAV. The Fund is newer with a limited operating history. A limited number of financial institutions are authorized to buy and sell shares directly with the Fund, and there may be a limited number of other liquidity providers in the marketplace. There is no assurance that Fund shares will trade at any volume, or at all, on any stock exchange. Low trading activity may result in shares trading at a material discount to NAV. Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or services fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that the Fund’s investment strategy will be successful. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. You can lose money on your investment in the Fund. Diversification does not ensure profit or protect against loss in declining markets. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility, and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid, and more volatile than securities markets in more developed markets.

The Dow Jones Global Index aims to provide 95% market capitalization coverage of stocks globally, including developed and emerging regions.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report for a complete list of portfolio holdings.

Shares of the Fund are distributed by Foreside Fund Services, LLC.

3

Adasina Social Justice All Cap Global ETF

PERFORMANCE SUMMARY (Unaudited)

$13,000
$12,000
$11,000
$10,000
$9,000
12/8/20
12/31/20
1/31/21
2/28/21
3/31/21
4/30/21
5/31/21
6/30/21
7/31/21
8/31/21
9/30/21
10/31/21
11/30/21
12/31/21
1/31/22
2/28/22
3/31/22
4/30/22
5/31/22
6/30/22
7/31/22
8/31/22
Adasina Social Justice All Cap Global ETF - NAV
Adasina Social Justice All Cap Global ETF - Market
Adasina Social Justice Index
Dow Jones Global Index

Total Returns for the periods ended August 31, 2022:	1 Year	Since Inception (12/8/2020) (Annualized)	Ending Value (8/31/2022)
Adasina Social Justice All Cap Global ETF - NAV	-17.06%	-0.64%	$9,890
Adasina Social Justice All Cap Global ETF - Market	-17.05%	-0.47%	9,919
Adasina Social Justice Index(1)	-15.81%	0.75%	10,131
Dow Jones Global Index	-16.22%	-0.42%	9,927

(1) The Fund is an actively-managed exchange-traded fund that seeks to invest its assets to achieve returns similar to those of the Adasina Social Justice Index.

This chart illustrates the performance of a hypothetical $10,000 investment made on December 8, 2020 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 743-0080. The Fund’s expense ratio is 0.89% (as of the Fund’s most recently filed Prospectus).

4

Adasina Social Justice All Cap Global ETF

PORTFOLIO ALLOCATION at August 31, 2022 (Unaudited)

Sector/Security Type	% of Total Net Assets
Consumer, Non-cyclical	26.4%
Financials	20.3
Technology	15.5
Industrial	13.3
Consumer, Cyclical	11.7
Communications	9.5
Utilities	1.4
Basic Materials	1.3
Cash & Cash Equivalents(1)	0.5
Energy	0.1
Holding Companies	0.0(2)
Total	100.0%

PORTFOLIO DIVERSIFICATION at August 31, 2022 (Unaudited)

Country	% of Total Net Assets
United States	56.2%
Japan	7.3
Canada	4.7
Switzerland	3.4
Britain	3.2
China	2.7
Singapore	2.3
Netherlands	1.9
Brazil	1.7
South Korea	1.5
Norway	1.4
Spain	1.2
Germany	1.1
Indonesia	1.0
Taiwan	1.0
Sweden	0.9
Hong Kong	0.8
Italy	0.8
Ireland	0.6
Australia	0.5
Belgium	0.5

5

Adasina Social Justice All Cap Global ETF

Country	% of Total Net Assets
France	0.5%
South Africa	0.5
Thailand	0.5
Cash & Cash Equivalents(1)	0.5
Denmark	0.4
Finland	0.4
Austria	0.3
Mexico	0.3
Bermuda	0.2
Israel	0.2
Peru	0.2
Philippines	0.2
Puerto Rico	0.2
Turkey	0.1
Chile	0.1
Colombia	0.1
India	0.1
Malaysia	0.1
New Zealand	0.1
Poland	0.1
Portugal	0.1
Uruguay	0.1
Total	100.0%

(1)Represents cash, money market funds, investments purchased with collateral from securities lending and liabilities in excess of other assets.

(2)Does not round to 0.1% or (0.1)%, as applicable.

PORTFOLIO DIVERSIFICATION at August 31, 2022 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022

	Shares	Value
Common Stocks – 99.5%
Advertising – 1.0%
DKSH Holding AG	753	$56,131
The Interpublic Group of Companies, Inc.	29,840	824,777
IPSOS	1,222	55,725
Stroeer SE & Co. KGaA	418	17,805
		954,438
Aerospace & Defense – 0.2%
Barnes Group, Inc.	5,191	161,181
Agriculture – 0.5%
Darling Ingredients, Inc.(1)	6,618	503,365
Apparel – 0.0%(3)
LPP S.A.	13	23,521
Auto Manufacturers – 0.6%
Autoneum Holding AG	185	20,776
BAIC Motor Corp. Ltd.	78,767	21,777
Geely Automobile Holdings Ltd.	186,260	377,321
Isuzu Motors Ltd.	7,766	96,973
Tofas Turk Otomobil Fabrikasi AS	6,327	30,723
		547,570
Auto Parts & Equipment – 2.3%
Aisin Corp.	1,064	31,891
Contemporary Amperex Technology Co. Ltd.(1)	443	31,037
Denso Corp.	12,654	698,401
Dorman Products, Inc.(1)	366	33,178
Fox Factory Holding Corp.(1)	459	42,784
Magna International, Inc.	22,164	1,284,043
Sumitomo Electric Industries Ltd.	7,419	85,763
Visteon Corp.(1)	417	49,969
		2,257,066
Banks – 7.4%
Absa Group Ltd.	2,558	26,717
Associated Banc – Corp	3,266	65,451
Banco Bradesco SA – ADR	72,178	262,006
Banco do Brasil SA	51,685	416,692
Bancolombia SA – ADR	2,321	63,711
Bank Mandiri Persero Tbk PT	274,660	163,769
Bank Negara Indonesia Persero Tbk PT	53,820	30,912
Bank OZK	1,077	43,651
Bank Rakyat Indonesia Persero Tbk PT	711,984	208,187
BankUnited, Inc.(2)	1,407	52,129
Banner Corp.	1,404	85,307
Canadian Western Bank	936	17,504
Cathay General Bancorp	915	38,375

	Shares	Value
Banks – 7.4% (Continued)
Community Trust Bancorp, Inc.	1,633	$68,994
Credicorp Ltd.	1,627	209,704
DBS Group Holdings Ltd.	16,185	378,203
DNB Bank ASA	16,674	319,227
East West Bancorp, Inc.	8,275	597,207
Erste Group Bank AG	7,159	161,828
First BanCorp	3,380	48,334
First Commonwealth Financial Corp.	6,102	82,255
First Financial Bancorp	3,812	82,263
First Hawaiian, Inc.	2,112	54,299
Glacier Bancorp, Inc.	726	36,794
Hana Financial Group, Inc.	12,268	360,001
Home Capital Group, Inc.	2,560	54,617
Hope Bancorp, Inc.	7,282	105,371
Independent Bank Group, Inc.	465	31,322
Industrial Bank of Korea	2,847	20,370
Itau Unibanco Holding SA – ADR(2)	54,503	269,245
Japan Post Bank Co. Ltd.	3,804	27,825
Laurentian Bank of Canada	2,521	69,262
Oversea–Chinese Banking Corp. Ltd.	46,551	403,413
PacWest Bancorp	1,428	37,599
Paragon Banking Group PLC	4,786	29,906
Popular, Inc.	1,107	85,483
Prosperity Bancshares, Inc.	822	58,263
Renasant Corp.	1,803	60,112
S&T Bancorp, Inc.	1,813	53,737
Sandy Spring Bancorp, Inc.(2)	2,263	87,171
SCB X PCL – NVDR	110,047	333,499
Signature Bank	1,569	273,571
Simmons First National Corp.	1,222	28,827
SouthState Corp.	363	28,329
SpareBank 1 SR–Bank ASA	3,320	38,070
Stock Yards Bancorp, Inc.	644	42,671
SVB Financial Group(1)	863	350,827
Trustmark Corp.	2,751	86,767
United Bankshares, Inc.(2)	1,039	38,547
United Overseas Bank Ltd.	13,668	267,756
Walker & Dunlop, Inc.	507	50,933
Washington Trust Bancorp, Inc.	1,373	69,515
WesBanco, Inc.	2,349	80,359
Westamerica BanCorp	757	42,354
Western Alliance Bancorp(2)	595	45,648
Wintrust Financial Corp.	872	73,544
		7,118,433
Beverages – 1.2%
Asahi Group Holdings Ltd.	4,993	168,312
C&C Group PLC(1)	14,728	29,477
Carlsberg AS – Class B	932	121,699

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS at August 31, 2022 (Continued)

	Shares	Value
Beverages – 1.2% (Continued)
Distell Group Holdings Ltd.	2,592	$26,157
Kirin Holdings Co. Ltd.	2,619	43,349
Kweichow Moutai Co. Ltd.	1,000	279,085
Lotte Chilsung Beverage Co. Ltd.	149	17,211
Luzhou Laojiao Co. Ltd.	1,000	33,972
Remy Cointreau SA	279	51,986
Tsingtao Brewery Co. Ltd.	17,175	167,399
Vina Concha y Toro SA	13,614	16,634
Wuliangye Yibin Co. Ltd.	7,100	172,187
		1,127,468
Biotechnology – 2.6%
BioCryst Pharmaceuticals, Inc.(1)	2,510	34,889
Biogen, Inc.(1)(2)	2,971	580,474
BioMarin Pharmaceutical, Inc.(1)	2,694	240,305
ChemoCentryx, Inc.(1)	1,305	66,529
Halozyme Therapeutics, Inc.(1)(2)	1,015	41,341
Incyte Corp.(1)	2,733	192,485
Innoviva, Inc.(1)(2)	3,854	50,719
Ionis Pharmaceuticals, Inc.(1)	811	34,484
Ligand Pharmaceuticals, Inc.(1)(2)	299	27,625
Maravai LifeSciences Holdings, Inc.(1)(2)	927	19,346
Royalty Pharma PLC	13,879	580,281
Seagen, Inc.(1)	1,056	162,930
Vertex Pharmaceuticals, Inc.(1)	1,599	450,534
Xencor, Inc.(1)	1,197	31,589
		2,513,531
Building Materials – 0.6%
American Woodmark Corp.(1)	901	46,699
Apogee Enterprises, Inc.	2,867	117,088
The AZEK Co., Inc.(1)	2,367	43,198
Forbo Holding AG	30	37,564
Geberit AG	532	246,880
Investment AB Latour	1,570	31,154
Lixil Corp.	3,009	52,941
		575,524
Chemicals – 1.2%
DIC Corp.	1,242	22,443
Ecopro Co. Ltd.	630	54,119
Foosung Co. Ltd.	2,842	34,421
HB Fuller Co.	2,778	180,181
Kansai Paint Co. Ltd.	1,853	28,712
KCC Corporation	161	35,449
Nippon Paint Holdings Co. Ltd.	33,717	264,142
Nitto Denko Corp.	5,778	359,289
Sensient Technologies Corp.	2,118	168,741
Sumitomo Bakelite Co. Ltd.	750	23,914
TKG Huchems Co., Ltd.	1,608	25,607
		1,197,018

	Shares	Value
Commercial Services – 8.6%
Adecco Group AG	2,025	$64,426
ALD SA	7,931	86,609
Applus Services, S.A.	3,481	23,295
ASGN, Inc.(1)(2)	833	80,551
Automatic Data Processing, Inc.	5,100	1,246,491
The Bidvest Group Ltd.	3,136	39,549
Boyd Group Services, Inc.	418	57,772
Bravida Holding AB	5,970	54,292
CBIZ, Inc.(1)	1,620	70,729
Cielo SA(1)	49,375	52,510
CorVel Corp.(1)	293	45,526
Deluxe Corp.	2,253	43,348
Driven Brands Holdings, Inc.(1)	1,586	49,848
Dun & Bradstreet Holdings, Inc.	2,545	36,266
Edenred	608	30,874
Elis SA	1,630	20,931
Euromoney Institutional Investor PLC	2,141	36,173
EVERTEC, Inc.	2,197	73,819
Forrester Research, Inc.(1)	1,635	68,000
FTI Consulting, Inc.(1)	578	92,827
Gartner, Inc.(1)	1,509	430,548
Global Payments, Inc.	5,440	675,811
Huron Consulting Group, Inc.(1)	1,394	93,259
Insperity, Inc.	473	51,567
Jiangsu Expressway Co. Ltd.	41,093	35,235
Korn Ferry	1,195	72,799
Localiza Rent a Car SA	7,915	93,205
Medifast, Inc.	163	20,453
Monro, Inc.	1,324	61,314
Moody’s Corp.	2,490	708,455
Movida Participacoes SA	13,907	37,230
Pagegroup PLC	5,920	29,910
PROG Holdings, Inc.(1)	1,528	28,329
Progyny, Inc.(1)	1,182	47,528
Promotora y Operadora de Infraestructura SAB de CV	7,014	49,435
Robert Half International, Inc.	6,588	507,078
S&P Global, Inc.	2,524	888,902
Savills PLC	5,226	57,648
Shanghai International Port Group Co. Ltd.	366,900	287,923
Shenzhen Internaional Holdings Limited	30,859	26,657
Shift4 Payments, Inc.(1)(2)	675	30,571
Sichuan Expressway Co. Ltd.	41,300	23,424
TriNet Group, Inc.(1)	638	52,571
Triton International Ltd	2,220	132,290
United Rentals, Inc.(1)	3,123	912,041
Verisk Analytics, Inc.	2,537	474,825
Westports Holdings Berhad	23,273	18,096

Adasina Social Justice All Cap Global ETF

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Continued)

	Shares	Value
Commercial Services – 8.6% (Continued)
Worldline SA(1)	2,846	$122,456
Zhejiang Expressway Co. Ltd.	66,282	50,500
		8,293,896
Computers – 3.4%
Amdocs Ltd.	7,331	626,581
CyberArk Software Ltd.(1)	428	61,752
EPAM Systems, Inc.(1)(2)	1,068	455,502
ExlService Holdings, Inc.(1)(2)	747	125,279
FDM Group Holdings PLC	2,602	23,041
Fortinet, Inc.(1)	4,473	217,790
Genpact Ltd.	3,620	170,068
Insight Enterprises, Inc.(1)(2)	992	90,391
Jenoptik AG	974	20,665
Logitech International SA(1)	2,228	111,543
Nagarro SE(1)	236	23,826
NetApp, Inc.	14,744	1,063,485
NetScout Systems, Inc.(1)	2,485	78,874
Pure Storage, Inc.(1)(2)	2,643	76,568
Sopra Steria Group SACA	188	26,088
Tenable Holdings, Inc.(1)	673	26,657
TTEC Holdings, Inc.	713	37,326
Varonis Systems, Inc.(1)	887	24,259
Wipro Ltd. – ADR	12,012	60,180
		3,319,875
Cosmetics & Personal Care – 0.2%
Beiersdorf AG	1,149	116,231
Kao Corp.	1,669	72,900
		189,131
Distribution & Wholesale – 3.4%
Bossard Holding AG	187	37,325
Bunzl PLC	6,940	231,037
Dicker Data Ltd.	2,641	20,477
Hakuto Co. Ltd.	4,046	97,046
Hubei Xingfa Chemicals Group Co. Ltd.	7,800	43,730
IAA, Inc.(1)	1,934	72,061
IMCD NV	643	89,097
KAR Auction Services, Inc.(1)	4,121	60,167
Leslie’s, Inc.(1)	1,803	25,566
Nagase & Co. Ltd.	1,811	26,206
Pool Corp.(2)	1,240	420,596
RS GROUP PLC	1,731	21,874
ScanSource, Inc.(1)	2,086	60,431
Toromont Industries Ltd.	2,152	167,053
W.W. Grainger, Inc.	3,473	1,927,307
		3,299,973

	Shares	Value
Diversified Financial Services – 2.4%
Affiliated Managers Group, Inc.	469	$59,732
Air Lease Corp.	1,650	59,994
American Express Co.	3,518	534,736
Amundi SA	571	29,110
Artisan Partners Asset Management, Inc.	1,713	57,831
Blucora, Inc.(1)	1,625	32,630
Brightsphere Investment Group, Inc.	1,951	33,343
Evercore, Inc.	485	45,440
First National Financial Corp.	2,722	77,299
Hong Kong Exchanges & Clearing Ltd.	986	39,923
IGM Financial, Inc.	2,468	67,373
Mastercard, Inc.	3,352	1,087,288
PennyMac Financial Services, Inc.	484	25,710
Piper Sandler Companies	162	18,560
Sanlam Ltd.	8,562	26,785
Stifel Financial Corp.(2)	1,137	67,435
Virtus Investment Partners, Inc.	276	52,785
		2,315,974
Electric – 0.7%
CECEP Wind–Power Corp.	58,300	42,199
China Yangtze Power Co. Ltd.	28,100	97,744
Encavis AG	2,297	49,313
Greenvolt–Energias Renovaveis SA(1)	8,450	81,910
Ningbo Sanxing Electric Co. Ltd.	17,200	28,617
Red Electrica Corp. SA	16,648	305,261
Sichuan Chuantou Energy Co. Ltd.	12,700	24,299
Verbund AG	926	88,784
		718,127
Electrical Components & Equipment – 0.6%
Encore Wire Corp.(2)	1,551	201,785
Energizer Holdings, Inc.	3,220	90,482
EnerSys	1,287	80,270
Eve Energy Co. Ltd.	4,700	64,760
Fujikura Ltd.	6,110	43,812
LG Innotek Co. Ltd.	127	32,663
Novanta, Inc.(1)(2)	512	68,449
		582,221
Electronics – 1.8%
Advanced Energy Industries, Inc.(2)	494	44,356
AEM Holdings Ltd.	9,711	31,602
Brady Corp.	1,377	64,086
Comet Holding AG	148	25,841
Dexerials Corp.	1,134	32,026
FARO Technologies, Inc.(1)	1,403	47,071
MINEBEA MITSUMI, Inc.	1,762	30,734
National Instruments Corp.(2)	1,882	74,828
Nidec Corp.	5,243	352,647

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	9

	Shares	Value
Electronics – 1.8% (Continued)
SCREEN Holdings Co. Ltd.	269	$18,202
Sesa SpA	278	34,160
Shimadzu Corp.	1,176	34,697
Spectris PLC	1,012	32,854
TD SYNNEX Corp.	838	80,683
TDK Corp.	15,995	567,108
Venture Corp. Ltd.	4,082	53,516
Vontier Corp.(2)	3,585	78,583
Zhejiang Chint Electrics Co. Ltd.	29,600	135,807
		1,738,801
Energy – Alternate Sources – 0.1%
Array Technologies, Inc.(1)(2)	2,064	43,138
Landis+Gyr Group AG	472	27,615
		70,753
Engineering & Construction – 1.4%
Aena SME SA(1)	2,737	336,731
AFRY AB	2,492	33,045
Flughafen Zurich AG	229	38,716
Frontdoor, Inc.(1)(2)	3,212	75,418
Grupo Aeroportuario del Centro Norte, SAB de CV	6,829	44,769
Grupo Aeroportuario del Sureste SAB de CV	2,493	52,607
INFRONEER Holdings, Inc.	4,383	31,523
Instalco AB	4,891	24,581
Jasa Marga Persero Tbk PT	165,534	38,365
Kajima Corp.	6,774	71,784
NCC AB	3,408	32,275
Nishimatsu Construction Co. Ltd.	1,986	57,950
Obayashi Corp.	10,530	73,378
Shimizu Corp.	10,793	59,639
Taisei Corp.	2,311	70,601
TAV Havalimanlari Holding AS	14,204	48,675
Tekfen Holding AS	22,716	37,180
TopBuild Corp.(1)(2)	378	69,461
Vantage Towers AG	4,356	113,096
		1,309,794
Entertainment – 0.8%
Evolution AB	1,346	108,672
Flutter Entertainment PLC(1)	4,320	541,131
International Game Technology PLC	5,991	107,479
Kinepolis Group NV	499	21,967
		779,249
Environmental Control – 0.3%
Evoqua Water Technologies Corp.(1)	2,563	89,910
Hitachi Zosen Corp.	6,971	44,453
Kurita Water Industries Ltd.	847	33,361

	Shares	Value
Environmental Control – 0.3% (Continued)
Sweco AB – Class B(1)	4,841	$45,846
Tetra Tech, Inc.	830	112,722
		326,292
Food – 3.2%
Axfood AB – Class B	1,912	57,810
B&G Foods, Inc.(2)	3,865	83,716
Bid Corp. Ltd.	1,670	31,848
Casino Guichard Perrachon SA(1)	1,625	21,112
Cencosud SA	29,109	40,862
Cia Brasileira de Distribuicao	11,372	47,279
George Weston Ltd.	11,765	1,348,897
Grocery Outlet Holding Corp.(1)	1,473	59,097
J Sainsbury PLC	24,128	57,105
Lamb Weston Holdings, Inc.	1,726	137,269
Lancaster Colony Corp.	542	91,354
Metro, Inc.	13,218	697,235
The North West Co., Inc.	4,325	112,451
Orkla ASA	21,308	179,110
Tingyi Cayman Islands Holding Corp.	91,352	162,479
		3,127,624
Hand & Machine Tools – 0.2%
Disco Corp.	138	34,046
Regal Rexnord Corp.	882	121,354
Schweiter Technologies AG	43	45,205
		200,605
Healthcare – Products – 5.0%
Align Technology, Inc.(1)	928	226,154
AtriCure, Inc.(1)	1,147	52,326
Bio–Techne Corp.	359	119,120
Cochlear Ltd.	148	21,743
CONMED Corp.	800	70,856
The Cooper Companies, Inc.	773	222,191
Danaher Corp.	4,992	1,347,391
Demant A/S(1)	1,463	45,198
DENTSPLY SIRONA, Inc.	2,713	88,905
Elekta AB(1)	3,776	21,754
Envista Holdings Corp.(1)(2)	2,973	110,269
Glaukos Corp.(1)	1,070	51,948
Haemonetics Corp.(1)	779	58,448
Henry Schein, Inc.(1)	7,396	542,940
ICU Medical, Inc.(1)	510	81,090
IDEXX Laboratories, Inc.(1)	627	217,958
Inspire Medical Systems, Inc.(1)	146	27,957
Insulet Corp.(1)(2)	434	110,874
Intuitive Surgical, Inc.(1)	2,055	422,796
Koninklijke Philips NV	9,231	154,531
LivaNova PLC(1)	708	39,825

SCHEDULE OF INVESTMENTS at August 31, 2022 (Continued)

Adasina Social Justice All Cap Global ETF

10	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Healthcare – Products – 5.0% (Continued)
Masimo Corp.(1)	584	$85,784
Nevro Corp.(1)	550	24,926
NuVasive, Inc.(1)	996	42,340
Orthofix Medical, Inc.(1)(2)	1,782	35,462
Penumbra, Inc.(1)(2)	266	43,669
QIAGEN NV(1)	4,371	198,574
Repligen Corp.(1)(2)	237	51,991
Tecan Group AG	94	34,770
Waters Corp.(1)	1,033	308,454
		4,860,244
Healthcare – Services – 1.7%
The Ensign Group, Inc.	971	82,826
Fulgent Genetics, Inc.(1)(2)	531	23,083
Hapvida Participacoes e Investimentos S/A	194,404	274,289
Healius Ltd.	10,920	27,849
LHC Group, Inc.(1)	415	67,010
Medibank Pvt Ltd.	64,010	162,803
OPKO Health, Inc.(1)(2)	10,400	22,672
Pediatrix Medical Group, Inc.(1)	3,545	63,172
Quest Diagnostics, Inc.	5,432	680,684
Raffles Medical Group Ltd.	33,292	33,170
Spire Healthcare Group PLC(1)	12,056	32,616
Wuxi Biologics Cayman, Inc.(1)	14,373	127,636
		1,597,810
Holding Companies – 0.0%(3)
EVENT Hospitality and Entertainment Ltd.	3,138	31,946
Home Builders – 0.1%
Installed Building Products, Inc.(2)	597	54,064
Tri Pointe Homes, Inc.(1)	4,991	86,494
		140,558
Home Furnishings – 0.3%
Arcelik AS	7,756	29,946
Coway Co. Ltd.	618	29,432
De’ Longhi SpA	1,485	26,087
Electrolux AB	5,166	65,704
iRobot Corp.(1)	657	38,684
Skyworth Group Ltd.	69,737	34,829
Sonos, Inc.(1)	1,285	19,327
		244,009
Household Products & Wares – 0.2%
ACCO Brands Corp.	13,360	79,225
Reynolds Consumer Products, Inc.	3,608	100,771
		179,996

	Shares	Value
Insurance – 9.4%
Admiral Group PLC	929	$22,939
AIA Group Ltd.	33,691	326,014
American Equity Investment Life Holding Co.	1,885	71,630
Aon PLC(2)	1,784	498,200
Arch Capital Group Ltd.(1)	10,972	501,640
Argo Group International Holdings Ltd.	1,265	24,832
ASR Nederland NV	1,029	42,082
Assicurazioni Generali SpA	31,814	468,342
Axis Capital Holdings Ltd.	1,741	92,534
Baloise Holding AG	292	42,306
Bangkok Life Assurance PCL – NVDR	24,399	23,755
Brown & Brown, Inc.	441	27,801
Chubb Ltd.	6,718	1,270,038
Cincinnati Financial Corp.	4,010	388,810
CNO Financial Group, Inc.	3,867	71,191
DB Insurance Co. Ltd.	620	27,673
Employers Holdings, Inc.	3,593	140,702
Essent Group Ltd.	950	37,990
Everest Re Group Ltd.	1,848	497,204
The Hanover Insurance Group, Inc.	1,085	140,388
Helvetia Holding AG	285	31,568
Horace Mann Educators Corp.	1,901	67,999
iA Financial Corp., Inc.	2,178	117,332
Japan Post Holdings Co. Ltd.	92,369	640,536
Kemper Corp.	957	44,022
Kinsale Capital Group, Inc.(2)	140	35,501
Lincoln National Corp.	2,535	116,762
Mercury General Corp.	953	30,401
Meritz Fire & Marine Insurance Co. Ltd.	909	26,063
MGIC Investment Corp.	4,041	57,746
Muenchener Rueckversicherungs–Gesellschaft AG in Muenchen	841	201,438
NMI Holdings, Inc.(1)	1,413	29,009
NN Group NV	12,480	514,144
Phoenix Group Holdings PLC	7,395	51,836
Porto Seguro SA	10,091	41,388
Powszechny Zaklad Ubezpieczen SA	7,641	45,854
Primerica, Inc.	287	36,377
ProAssurance Corp.	1,399	29,925
Reinsurance Group of America, Inc.	943	118,214
RenaissanceRe Holdings Ltd.	574	77,639
Safety Insurance Group, Inc.	737	66,367
SCOR SE	2,725	45,239
SiriusPoint Ltd.(1)	5,637	25,197
Storebrand ASA	11,383	91,553
Swiss Life Holding AG	641	336,542
Swiss Re AG	7,395	577,234
Talanx AG	8,075	286,630

SCHEDULE OF INVESTMENTS at August 31, 2022 (Continued)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	11

	Shares	Value
Insurance – 9.4% (Continued)
Unipol Gruppo SpA	14,744	$62,031
UnipolSai Assicurazioni SpA	27,326	60,891
Unum Group	4,278	161,922
White Mountains Insurance Group Ltd.	27	36,990
Willis Towers Watson PLC	1,717	355,127
		9,135,548
Internet – 2.3%
Adevinta ASA(1)	3,720	30,419
Atea ASA(1)	4,888	54,080
Auto Trader Group PLC	10,465	79,370
CDW Corp.	3,666	625,786
Cogent Communications Holdings, Inc.	1,272	67,734
IAC, Inc.(1)	691	44,411
Kakao Corp.	1,901	104,320
MercadoLibre, Inc.(1)	101	86,391
NAVER Corp.	498	89,357
Open Lending Corp.(1)	1,997	19,391
Perficient, Inc.(1)	832	64,979
Q2 Holdings, Inc.(1)(2)	486	19,304
Rakuten Group, Inc.	25,417	123,945
SEEK Ltd.	1,417	20,264
United Internet AG	2,190	49,659
VeriSign, Inc.(1)	3,505	638,681
Vitec Software Group AB	468	17,544
Wix.com Ltd.(1)	501	31,708
Z Holdings Corp.	30,478	91,242
		2,258,585
Investment Companies – 0.6%
EXOR NV	7,360	445,975
Groupe Bruxelles Lambert SA	1,686	128,000
Grupo de Inversiones Suramericana SA	4,481	37,483
		611,458
Leisure Time – 0.1%
Basic–Fit NV(1)	1,189	45,576
YETI Holdings, Inc.(1)	1,158	42,719
		88,295
Lodging – 0.9%
BTG Hotels Group Co. Ltd.	6,600	20,545
Dalata Hotel Group PLC(1)	5,189	18,236
InterContinental Hotels Group PLC	12,279	670,244
Kangwon Land, Inc.	2,545	50,518
Scandic Hotels Group AB	8,826	31,541
Shanghai Jinjiang International Hotels Co. Ltd.	3,000	25,118
SKYCITY Entertainment Group Ltd.	20,900	36,519
		852,721

	Shares	Value
Machinery – Diversified – 5.7%
Albany International Corp.(2)	1,029	$90,747
Altra Industrial Motion Corp.	705	26,755
Cognex Corp.	1,591	66,997
Daifuku Co. Ltd.	443	26,172
FANUC Corp.	2,349	381,855
Graco, Inc.	18,727	1,195,532
Interpump Group SpA	1,068	37,953
Kardex Holding AG	167	29,432
KION Group AG	1,149	46,019
Komax Holding AG	134	35,081
Kone Oyj	4,913	197,216
NARI Technology Co. Ltd.	28,194	112,261
Nordson Corp.(2)	6,676	1,516,587
Omron Corp.	2,002	106,725
Xylem, Inc.	17,111	1,558,812
Yaskawa Electric Corp.	1,333	44,041
		5,472,185
Media – 1.2%
Cable One, Inc.	57	64,695
The EW Scripps Co.(1)	3,912	58,484
FactSet Research Systems, Inc.	226	97,935
ITV PLC	48,510	36,295
Metropole Television SA	1,392	17,245
ProSiebenSat.1 Media SE	4,258	32,977
Seven West Media Ltd.(1)	61,990	22,099
Sirius XM Holdings, Inc.(2)	133,627	813,788
Television Francaise 1	3,853	24,506
		1,168,024
Metal Fabricate & Hardware – 0.4%
Helios Technologies, Inc.	792	43,259
Martinrea International, Inc.	7,826	61,850
MISUMI Group, Inc.	1,545	38,451
Mitsui High–tec, Inc.	396	24,910
Proto Labs, Inc.(1)	578	22,195
SKF AB	2,641	39,876
Standex International Corp.	1,374	124,223
VAT Group AG	227	54,567
		409,331
Miscellaneous Manufacturers – 0.8%
China Jushi Co. Ltd.	9,294	19,427
China Railway Signal & Communication Corp. Ltd.	107,607	33,863
ESCO Technologies, Inc.	1,738	141,525
Fabrinet(1)(2)	358	36,817
Federal Signal Corp.	3,288	131,093
Hillenbrand, Inc.	2,092	87,174
Indutrade AB	1,872	34,893

SCHEDULE OF INVESTMENTS at August 31, 2022 (Continued)

Adasina Social Justice All Cap Global ETF

12	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Miscellaneous Manufacturers – 0.8% (Continued)
John Bean Technologies Corp.	333	$34,386
Nikon Corp.	2,066	23,741
SKC Co. Ltd.	523	47,508
Sunny Optical Technology Group Co. Ltd.	15,088	207,418
		797,845
Office & Business Equipment – 0.1%
Konica Minolta, Inc.	8,739	30,448
Ricoh Co. Ltd.	3,434	27,175
Seiko Epson Corp.	2,194	34,756
		92,379
Packaging & Containers – 0.2%
AptarGroup, Inc.	1,280	131,597
TriMas Corp.	3,342	91,972
		223,569
Pharmaceuticals – 3.3%
Alector, Inc.(1)	2,002	20,721
Amneal Pharmaceuticals, Inc.(1)	10,540	22,872
AstraZeneca PLC	4,076	504,828
Bausch Health Companies, Inc.(1)	6,031	36,289
Celltrion, Inc.	615	87,131
Ironwood Pharmaceuticals, Inc.(1)(2)	4,726	50,852
Merck & Co., Inc.	19,811	1,691,067
Neurocrine Biosciences, Inc.(1)(2)	678	70,939
Option Care Health, Inc.(1)	2,134	66,069
Organon & Co.	1,390	39,657
Owens & Minor, Inc.(2)	1,402	41,373
Prestige Consumer Healthcare, Inc.(1)	1,376	69,598
Recordati Industria Chimica e Farmaceutica SpA	1,025	41,990
Shanghai Fosun Pharmaceutical Group Co. Ltd.	38,122	123,125
Supernus Pharmaceuticals, Inc.(1)	1,800	61,614
UCB SA	2,799	197,299
Vifor Pharma AG	235	43,511
Zogenix, Inc. - Contingent Value Right(5)	5,474	—
		3,168,935
Real Estate – 0.1%
Marcus & Millichap, Inc.	2,784	104,066
Shenzhen Overseas Chinese Town Co. Ltd.	44,800	34,767
		138,833
Retail – 2.5%
Alsea SAB de CV(1)	32,840	59,599
Americanas SA	6,403	20,071
B&M European Value Retail SA	5,974	25,713
Bilia AB	3,452	43,178
El Puerto de Liverpool SAB de CV	12,438	55,523

	Shares	Value
Retail – 2.5% (Continued)
Fast Retailing Co. Ltd.	582	$344,057
Food & Life Companies Ltd.	1,596	25,456
GRUPO DE MODA SOMA SA	11,984	31,273
Hornbach Holding AG & Co. KGaA	385	27,196
Hotel Shilla Co. Ltd.	377	20,801
Inchcape PLC	6,869	60,745
Industria de Diseno Textil SA	24,138	523,061
Isetan Mitsukoshi Holdings Ltd.	3,857	30,661
Jack in the Box, Inc.	1,419	113,321
JB Hi–Fi Ltd.	992	27,672
Jollibee Foods Corp.	12,476	53,232
Kingfisher PLC	20,246	54,679
Lojas Renner SA(1)	14,942	76,772
Lotte Shopping Co. Ltd.	568	41,956
Marui Group Co. Ltd.	1,363	24,659
Matahari Department Store Tbk PT	98,321	25,371
National Vision Holdings, Inc.(1)(2)	1,457	48,416
Next PLC	4,111	278,021
Pepkor Holdings Ltd.	29,463	34,762
Shake Shack, Inc. – Class A(1)	1,064	50,710
Shanghai Pharmaceuticals Holding Co. Ltd.	67,433	98,286
Skylark Holdings Co. Ltd.	3,798	42,028
Watches of Switzerland Group PLC(1)	1,949	17,791
Wickes Group PLC	8,554	11,885
Zamp SA(1)	14,719	22,160
Zensho Holdings Co. Ltd.	1,997	52,653
Zhongsheng Group Holdings Ltd.	19,468	92,394
		2,434,102
Savings & Loans – 0.4%
New York Community Bancorp, Inc.(2)	6,165	60,355
Northwest Bancshares, Inc.	8,935	125,715
Pacific Premier Bancorp, Inc.	998	32,695
Provident Financial Services, Inc.	4,206	97,705
Washington Federal, Inc.	884	28,297
		344,767
Semiconductors – 3.7%
Advanced Micro Devices, Inc.(1)	8,055	683,628
Allegro MicroSystems, Inc.(1)(2)	742	17,303
ASM International NV	1,057	288,143
BE Semiconductor Industries NV	330	15,726
Chunbo Co., Ltd.	102	17,318
Cirrus Logic, Inc.(1)	920	70,555
Diodes, Inc.(1)	803	57,150
Melexis NV	355	26,844
NAURA Technology Group Co. Ltd.	600	24,543
NVIDIA Corp.(2)	7,471	1,127,673
Power Integrations, Inc.	637	45,565

SCHEDULE OF INVESTMENTS at August 31, 2022 (Continued)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	13

	Shares	Value
Semiconductors – 3.7% (Continued)
Renesas Electronics Corp.(1)	14,207	$135,690
SUMCO Corp.	2,010	27,694
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	8,830	735,980
u–blox Holding AG	400	55,577
United Microelectronics Corp. – ADR(2)	32,847	217,776
		3,547,165
Software – 8.3%
ACI Worldwide, Inc.(1)	2,016	47,779
Adobe, Inc.(1)	2,491	930,239
ANSYS, Inc.(1)	1,458	362,021
Atlassian Corp. PLC(1)	710	175,839
Autodesk, Inc.(1)	2,313	466,625
Avalara, Inc.(1)	540	49,459
Black Knight, Inc.(1)	6,759	447,175
Box, Inc. – Class A(1)(2)	2,628	67,671
Cadence Design Systems, Inc.(1)	2,098	364,569
Cerence, Inc.(1)(2)	1,389	27,794
CommVault Systems, Inc.(1)	1,191	64,659
Consensus Cloud Solutions, Inc.(1)	1,040	52,364
Coupa Software, Inc.(1)	430	25,112
CSG Systems International, Inc.	2,583	149,427
The Descartes Systems Group, Inc.(1)	763	53,904
DocuSign, Inc.(1)	3,211	186,944
Evolent Health, Inc.(1)	1,362	50,054
Fair Isaac Corp.(1)	300	134,820
Five9, Inc.(1)(2)	320	31,395
HubSpot, Inc.(1)	377	127,064
Jack Henry & Associates, Inc.	1,809	347,690
Kinaxis, Inc.(1)	167	19,312
Konami Group Corp.	765	39,071
LivePerson, Inc.(1)	1,560	18,096
Manhattan Associates, Inc.(1)	451	63,708
MongoDB, Inc.(1)(2)	321	103,638
MSCI, Inc.	1,127	506,293
N–able, Inc.(1)	2,981	29,691
New Relic, Inc.(1)	785	47,657
Open Text Corp.	4,774	150,810
Paychex, Inc.	6,732	830,325
Playtika Holding Corp.(1)	2,250	23,693
Progress Software Corp.(2)	1,753	84,372
PROS Holdings, Inc.(1)	1,393	29,044
Roper Technologies, Inc.	1,856	747,188
The Sage Group PLC	10,248	85,285
Sapiens International Corp. NV	1,728	38,223
Schrodinger, Inc.(1)(2)	1,328	36,440
Sega Sammy Holdings, Inc.	4,344	64,960
ServiceNow, Inc.(1)	885	384,639

	Shares	Value
Software – 8.3% (Continued)
Splunk, Inc.(1)	1,515	$136,395
SPS Commerce, Inc.(1)	358	43,719
Take–Two Interactive Software, Inc.(1)	1,344	164,721
Temenos AG	472	38,778
Teradata Corp.(1)(2)	994	32,703
Tinexta Spa	1,158	25,780
TOTVS SA	7,789	42,726
Ziff Davis, Inc.(1)	1,042	80,526
		8,030,397
Telecommunications – 5.0%
1&1 AG	1,140	18,341
Airtel Africa PLC	12,231	18,829
ATN International, Inc.	1,472	68,963
CommScope Holding Co. Inc.(1)	6,591	74,478
Empresa Nacional de Telecomunicaciones SA	9,526	30,416
Globe Telecom, Inc.	1,086	40,574
Indosat Tbk PT	112,896	54,575
Iridium Communications, Inc.(1)	1,552	68,893
Juniper Networks, Inc.	3,831	108,877
LG Uplus Corp.	5,785	49,738
Maxis Bhd	36,252	31,185
MTN Group Ltd.	36,717	267,659
NETGEAR, Inc.(1)	1,895	44,703
Nippon Telegraph & Telephone Corp.	26,357	716,606
Nokia Oyj	40,864	205,947
PLDT, Inc.	1,981	59,231
Proximus SADP	9,184	117,100
Singapore Telecommunications Ltd.	552,791	1,038,142
SoftBank Corp.	21,238	234,327
Spark New Zealand Ltd.	9,443	31,379
Tele2 AB	9,000	96,151
Telefonica Deutschland Holding AG	34,025	88,443
Telekom Malaysia Bhd(1)	18,995	25,338
Telenor ASA	62,349	684,798
Telia Co. AB	49,522	175,021
Telkom Indonesia Persero Tbk PT	1,210,847	372,004
Telkom SA SOC Ltd.	8,328	21,479
Tower Bersama Infrastructure Tbk PT	296,610	56,354
XL Axiata Tbk PT	179,061	31,729
		4,831,280
Toys, Games & Hobbies – 0.7%
Hasbro, Inc.	8,640	681,005
Transportation – 1.1%
Atlas Corp.	7,101	101,899
BTS Group Holdings PCL – NVDR	271,227	62,484
Cargojet, Inc.	499	52,651

SCHEDULE OF INVESTMENTS at August 31, 2022 (Continued)

Adasina Social Justice All Cap Global ETF

14	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Transportation – 1.1% (Continued)
CryoPort, Inc.(1)(2)	1,321	$43,144
DSV A/S	1,307	193,762
Forward Air Corp.	964	93,547
Heartland Express, Inc.	7,420	112,413
Hitachi Transport System Ltd.	850	53,836
HMM Co. Ltd.	14,121	234,901
Hyundai Glovis Co. Ltd.	345	45,525
Xiamen C & D, Inc.	15,400	26,225
Yamato Holdings Co. Ltd.	2,351	36,972
		1,057,359
Water – 0.7%
American States Water Co.	2,781	230,740
SJW Group	2,508	161,264
United Utilities Group PLC	20,306	249,631
		641,635
Total Common Stocks
(Cost $105,828,726)		96,291,411
Short-Term Investments – 0.4%
Money Market Funds – 0.4%
First American Government Obligations Fund, Class X, 2.042%(4)	404,418	404,418
Total Short-Term Investments
(Cost $404,418)		404,418
Investments Purchased with Collateral from Securities Lending – 7.3%
Mount Vernon Liquid Assets Portfolio, LLC, 2.470%(4)	7,060,011	7,060,011
Total Investments Purchased with Collateral from Securities Lending
(Cost $7,060,011)		7,060,011
Total Investments in Securities – 107.2%
(Cost $113,293,155)		103,755,840
Liabilities in Excess of Other Assets – (7.2)%		(6,941,125)
Total Net Assets – 100.0%		$96,814,715

ADR   American Depositary Receipt

NVDR     Non-Voting Depositary Receipt

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of August 31, 2022. Total loaned securities had a value of $6,832,054 or 7.1% of the Fund’s net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)The rate shown is the annualized seven-day effective yield as of August 31, 2022.

(5)This security was fair valued by the Fair Valuation Committee.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Continued)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	15

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2022

Assets:
Investments in securities, at value (Cost $113,293,155) (Note 2)(1)	$103,755,840
Foreign cash (Cost $5,024)	4,869
Receivables:
Fund shares sold	1,466,890
Dividends and interest	153,044
Investment securities sold	61,886
Securities lending income, net (Note 5)	8,200
Total assets	105,450,729

Liabilities:
Collateral received for securities loaned (Note 5)	7,060,011
Payables:
Investment securities purchased	1,500,984
Management fees (Note 4)	75,019
Total liabilities	8,636,014
Net Assets	$96,814,715

Components of Net Assets:
Paid-in capital	$113,586,003
Total distributable (accumulated) earnings (losses)	(16,771,288)
Net assets	$96,814,715

Net Asset Value (unlimited shares authorized):
Net assets	$96,814,715
Shares of beneficial interest issued and outstanding	6,600,000
Net asset value	$14.67

(1)Includes loaned securities with a value of $6,832,054.

Adasina Social Justice All Cap Global ETF

16	The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Year Ended August 31, 2022

Investment Income:
Dividend income (net of foreign withholding tax of $150,366)	$1,528,187
Securities lending income, net (Note 5)	25,738
Interest income	1,199
Total investment income	1,555,124

Expenses:
Management fees (Note 4)	762,172
Total expenses	762,172
Net investment income (loss)	792,952

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(3,747,789)
Foreign currency transactions	(28,032)
Change in net unrealized appreciation/depreciation on:
Investments	(11,235,944)
Foreign currency translation	(2,590,735)
Net realized and unrealized gain (loss) on investments	(17,602,500)
Net increase (decrease) in net assets resulting from operations	$(16,809,548)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31, 2022	Period Ended August 31, 2021(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$792,952	$268,165
Net realized gain (loss) on investments and foreign currency transactions	(3,775,821)	2,807,504
Change in net unrealized appreciation/depreciation on investments and foreign currency translation	(13,826,679)	4,282,001
Net increase (decrease) in net assets resulting from operations	(16,809,548)	7,357,670

Distributions to Shareholders:
Net distributions to shareholders	(641,000)	(223,040)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	42,995,155	64,135,478
Total increase (decrease) in net assets	25,544,607	71,270,108

Net Assets:
Beginning of year/period	71,270,108	—
End of year/period	$96,814,715	$71,270,108

(1)The Fund commenced operations on December 8, 2020. The information presented is from December 8, 2020 to August 31, 2021.

(2)Summary of share transactions is as follows:

	Year Ended August 31, 2022		Period Ended August 31, 2021(1)
	Shares	Value	Shares	Value
Shares sold	3,600,000	$60,382,400	4,600,000	$74,481,380
Shares redeemed	(1,000,000)	(17,393,000)	(600,000)	(10,350,180)
Variable fees	—	5,755	—	4,278
Net increase (decrease)	2,600,000	$42,995,155	4,000,000	$64,135,478

Adasina Social Justice All Cap Global ETF

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Year Ended August 31, 2022	Period Ended August 31, 2021(1)

Net asset value, beginning of year/period	$17.82	$15.00

Income from Investment Operations:
Net investment income (loss)(2)	0.15	0.10
Net realized and unrealized gain (loss) on investments	(3.17)	2.79
Total from investment operations	(3.02)	2.89

Less Distributions:
From net investment income	(0.13)	(0.07)
Total distributions	(0.13)	(0.07)

Net asset value, end of year/period	$14.67	$17.82
Total return(4)	(17.06)%	19.24	%(3)

Ratios / Supplemental Data:
Net assets, end of year/period (millions)	$96.8	$71.3
Portfolio turnover rate	85%	81	%(3)
Ratio of expenses to average net assets(5)	0.89%	0.89%
Ratio of net investment income (loss) to average net assets(5)	0.93%	0.80%

(1)The Fund commenced operations on December 8, 2020. The information presented is from December 8, 2020 to August 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Annualized.

19

Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS August 31, 2022

NOTE 1 – ORGANIZATION

The Fund is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 8, 2020.

The investment objective of the Fund is to seek capital appreciation and income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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Adasina Social Justice All Cap Global ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$96,291,411	$—	$0	$96,291,411
Short-Term Investments	—	404,418	—	—	404,418
Investments Purchased With Collateral From Securities Lending(2)	7,060,011	—	—	—	7,060,011
Total Investments in Securities	$7,060,011	$96,695,829	$—	$—	$103,755,840

Investments in Securities at Fair Value(3)
Balance as of August 31, 2021
Accrued discounts/premiums	$—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	0
Sales	—
Transfer into and/or out of Level 3	—
Balance as of August 31, 2022	0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at August 31, 2022	$0

(1)See Schedule of Investments for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(3)The level 3 security, a Contingent Value Right (“CVR”), was received by the Fund as a result of Zogenix, Inc. being acquired by UCB SA. This security has been valued at $0 since acquisition as the Fund does not anticipate receiving proceeds from the CVR.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of August 31, 2022, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS August 31, 2022 (Continued)

21

Adasina Social Justice All Cap Global ETF

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid semi-annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to adjustments for redemptions in-kind. For the year ended August 31, 2022, the following adjustments were made:

Paid-In Capital	Total Distributed (Accumulated) Earnings (Losses)
$3,792,285	$(3,792,285)

During the year ended August 31, 2022, the Adasina Social Justice All Cap Global ETF realized $3,881,998 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated losses to paid-in capital. These differences are primarily due to adjustments for redemptions in-kind activity and passive foreign investment companies.

NOTES TO FINANCIAL STATEMENTS August 31, 2022 (Continued)

22

Adasina Social Justice All Cap Global ETF

K.Recently Issued Accounting Pronouncements.

•In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management implemented a Rule 18f-4 Derivatives Risk Management Program effective August 19, 2022.

•In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund began complying with Rule 2a-5 effective September 8, 2022. Effective on that date, securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Fund’s investment adviser, Toroso Investments, LLC (the “Adviser”), subject to oversight by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Emerging and Developing Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging and developing market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for shares of the Fund (“Shares”) and cause the Fund to decline in value.

B.Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. The Fund will invest in common stocks directly. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

C.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

NOTES TO FINANCIAL STATEMENTS August 31, 2022 (Continued)

23

Adasina Social Justice All Cap Global ETF

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

D.Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers, including ADRs, involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities, including ADRs, can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

E.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available.

F.Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector. As of August 31, 2022, 26.4% of the Fund’s net assets were invested in the consumer, non-cyclical sector.

G.Style Risk. Applying Racial, Gender, Economic, and Climate Justice as well as Movement Aligned criteria to the Fund’s investment selection process may exclude securities of certain issuers for non-financial reasons and therefore, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments.

NOTES TO FINANCIAL STATEMENTS August 31, 2022 (Continued)

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Adasina Social Justice All Cap Global ETF

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.89%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser. Management Fees for the year ended August 31, 2022 are disclosed in the Statement of Operations.

Robasciotti & Associates, Inc., doing business as Adasina Social Capital (the “Sub-Adviser”), serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Fund’s Management Fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS August 31, 2022 (Continued)

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Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS August 31, 2022 (Continued)

As of August 31, 2022, market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$6,832,054	$7,060,011	7.1%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the year ended August 31, 2022, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were $75,121,176 and $72,153,247 respectively.

For the year ended August 31, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the year ended August 31, 2022, in-kind transactions associated with creations and redemptions for the Fund were $56,894,020 and $17,189,466, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended August 31, 2022 and the period ended August 31, 2021 were as follows:

Distributions paid from:	August 31, 2022	August 31, 2021
Ordinary income	$641,000	$223,040

As of August 31, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(1)	$113,921,091
Gross tax unrealized appreciation	3,223,294
Gross tax unrealized depreciation	(13,395,908)
Net tax unrealized appreciation (depreciation)	(10,172,614)
Undistributed ordinary income (loss)	487,809
Undistributed long-term capital gain (loss)	—
Total distributable earnings	487,809
Other accumulated gain (loss)	(7,086,483)
Total accumulated gain (loss)	$(16,771,288)

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of August 31, 2022 the Fund had no late year losses and short-term and long-term capital loss carryovers of $5,869,052 and $1,217,431, respectively.

26

Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS August 31, 2022 (Continued)

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $9,500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

27

Adasina Social Justice All Cap Global ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Adasina Social Justice All Cap Global ETF and
The Board of Trustees of
Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Adasina Social Justice All Cap Global ETF (the “Fund”), a series of Tidal ETF Trust (the “Trust”), including the schedule of investments, as of August 31, 2022, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year ended August 31, 2022 and for the period December 8, 2020 (commencement of operations) to August 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended August 31, 2022 and the period December 8, 2020 to August 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 27, 2022

28

Adasina Social Justice All Cap Global ETF

EXPENSE EXAMPLE For the Six-Months Ended August 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 1, 2022 to August 31, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period March 1, 2022 – August 31, 2022(1)
Actual	$1,000.00	$876.60	$4.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.72	$4.53

(1)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

29

Adasina Social Justice All Cap Global ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016–2018).	32	None
Dusko Culafic c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012–2018).	32	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1966	Trustee	Indefinite term; since 2018	Chief Financial Officer (Since 2022), Executive Vice President - Head of Capital Markets & Corporate Development (since 2019), Advisor (2017–2019), Credijusto (financial technology company); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016–2017).	32	None
Interested Trustee and Executive Officer
Eric W. Falkeis(2) c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	President, Principal Executive Officer, Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013–2018) and Direxion Advisors, LLC (2017–2018).	32

Trustee, Tidal ETF Trust II (1 series) (since 2022); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (25 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014–2018).

30

Adasina Social Justice All Cap Global ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Daniel H. Carlson c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1955	Treasurer, Principal Financial Officer, Principal Accounting Officer, and AML Compliance Officer	Indefinite term; since 2018	Chief Financial Officer, Chief Compliance Officer, and Managing Member, Toroso Investments, LLC (since 2012).	Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021

Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions)
(2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).	Not Applicable	Not Applicable
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

31

Adasina Social Justice All Cap Global ETF

ADDITIONAL INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the year ended August 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the year ended August 31, 2022 was 71.03%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2022, was 32.41%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended August 31, 2022, was 57.97%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 743-0080 or by accessing the Fund’s website at www.adasinaetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 743-0080 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.adasinaetf.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.adasinaetf.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.adasinaetf.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Adasina Social Capital
870 Market Street, Suite 1275
San Francisco, California 94102

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Adasina Social Justice All Cap Global ETF	JSTC	886364876

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Adasina Social Justice All Cap Global ETF

	FYE 08/31/2022	FYE 08/31/2021
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

2

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 08/31/2022	FYE 08/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 08/31/2022	FYE 08/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

3

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title) )	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2022

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron Perkovich, Treasurer/Principal Financial Officer

Date	November 7, 2022

* Print the name and title of each signing officer under his or her signature.

5